Portfolio of Investments (unaudited)
As of December 31, 2025
abrdn Life Sciences Investors

	Shares or Principal Amount	Value
Convertible Preferred Stocks(a),(b),(c)—5.3%
Biotechnology—3.0%
Abcuro, Inc. Series B	232,252	$ 1,274,994
Abcuro, Inc. Series C1	51,403	310,407
Arbor Biotechnologies, Inc. Series B, 8.00%	38,624	640,000
Arbor Biotechnologies, Inc. Series C, 8.00%	389,294	1,599,998
Atalanta Therapeutics, Inc. Series B	777,778	700,000
Aviceda Therapeutics Series C	38,906	224,091
Flamingo Therapeutics, Inc. Series A3	107,120	159,676
Glycomine, Inc. Series C, 8.00%	2,655,105	1,593,063
Hotspot Therapeutics, Inc. Series B, 6.00%	1,291,668	3,100,003
Hotspot Therapeutics, Inc. Series C, 6.00%	284,119	920,801
Incendia Therapeutics, Inc. Series A	832,650	302,002
Priothera Co. Ltd. Series A, 6.00%	152,534	18
Quell Therapeutics Ltd. Series B	846,561	1,760,000
Recode Therapeutics, Inc. Series B, 5.00%	155,959	1,440,001
Seismic Therapeutics, Inc. Series B	282,340	1,274,991
Third Arc Bio, Inc. Series A, 8.00%	807,908	1,700,000
		17,000,045
Health Care Equipment & Supplies—0.0%
IO Light Holdinigs, Inc. Series A2	421,634	42
Pharmaceuticals—2.3%
Biotheryx, Inc. Series E, 8.00%	609,524	331,093
Crystalys Therapeutics, Inc. Series A	1,020,512	1,022,400
Curasen Therapeutics, Inc. Series A	9,049,182	4,339,083
Curasen Therapeutics, Inc. Series B	1,379,821	661,624
Endeavor Group Holdings, Inc. Series B, 8.00%	296,855	1,399,998
Endeavor Group Holdings, Inc. Series C, 8.00%	54,815	357,646
Engrail Therapeutics, Inc., 8.00%	2,124,646	1,266,501
HiberCell, Inc. Series B	1,305,163	521,804
HiberCell, Inc. Series C	719,652	333,631
Nuvig Therapeutics, Inc. Series B	739,010	775,000
Qlaris Bio, Inc. Series B	1,974,522	1,550,000
		12,558,780
Total Convertible Preferred Stocks		29,558,867
Convertible Notes(a),(c)—0.4%
Biotechnology—0.2%
Hotspot Therapeutics, Inc., 6.00%, 04/10/26	$323,870	323,870
Incendia Therapeutics, Inc., 8.00%, 04/18/26	738,460	738,460
Incendia Therapeutics, Inc., 10.00%, 09/09/26	257,586	257,586
		1,319,916
Health Care Providers & Services—0.0%
Recode Therapeutics, Inc., 8.00%, 03/23/27	75,939	75,939
Pharmaceuticals—0.2%
HiberCell, Inc., 10.00%, 04/30/26	206,589	206,589
Curasen Therapeutics, Inc., 8.00%, 03/31/26	441,083	441,083
Qlaris Bio, Inc., 8.00%, 04/30/27	191,578	191,578
		839,250
Total Convertible Notes		2,235,105
Common Stocks—91.1%
Biotechnology—72.9%
Abeona Therapeutics, Inc.(b)	616,413	3,248,497
Abivax SA, ADR(b)	34,658	4,673,805
	Shares or Principal Amount	Value

Allogene Therapeutics, Inc.(b)	2,086,332	$ 2,858,275
Alnylam Pharmaceuticals, Inc.(b)	28,726	11,422,894
Amgen, Inc.	67,677	22,151,359
Apogee Therapeutics, Inc.(b)	36,103	2,725,054
Arcellx, Inc.(b)	19,562	1,275,442
Arcus Biosciences, Inc.(b)	60,608	1,444,289
Arcutis Biotherapeutics, Inc.(b)	144,311	4,190,791
Argenx SE, ADR(b)	16,131	13,565,364
Arrowhead Pharmaceuticals, Inc.(b)	120,388	7,992,559
ARS Pharmaceuticals, Inc.(b)	581,057	6,769,314
Ascendis Pharma AS, ADR(b)	14,048	2,995,596
Avalo Therapeutics, Inc.(b)	95,426	1,732,936
BioCryst Pharmaceuticals, Inc.(b)	187,803	1,464,863
Biohaven Ltd.(b)	693,452	7,829,073
BioNTech SE, ADR(b)	23,412	2,228,822
Caribou Biosciences, Inc.(b)	1,388,905	2,208,359
Chinook Therapeutics, Inc. CVR(a),(b),(c)	59,063	18,900
Corbus Pharmaceuticals Holdings, Inc.(b)	543,719	4,425,873
Cytokinetics, Inc.(b)	149,812	9,519,054
Denali Therapeutics, Inc.(b)	721,733	11,915,812
Disc Medicine, Inc.(b)	61,234	4,862,592
Dyne Therapeutics, Inc.(b)	659,460	12,899,038
Equillium, Inc.(b)	2,366,688	3,668,366
Evommune, Inc.(b)	174,581	2,988,827
Geron Corp.(b)	3,274,500	4,322,340
Gilead Sciences, Inc.	21,337	2,618,903
GRAIL, Inc.(b),(d)	41,603	3,560,801
Ideaya Biosciences, Inc.(b)	215,279	7,442,195
Immatics NV(b)	268,385	2,818,043
Immunic, Inc.(b)	3,028,916	1,616,532
Immunovant, Inc.(b)	441,498	11,222,879
Insmed, Inc.(b)	98,695	17,176,878
Ionis Pharmaceuticals, Inc.(b)	28,926	2,288,336
Iovance Biotherapeutics, Inc.(b)	759,522	2,073,495
Jade Biosciences, Inc.	277,555	4,282,674
Krystal Biotech, Inc.(b)	14,121	3,481,391
Neurocrine Biosciences, Inc.(b)	20,093	2,849,790
Newamsterdam Pharma Co. NV(b)	153,722	5,392,568
Nuvalent, Inc., Class A(b)	69,310	6,971,893
Oruka Therapeutics, Inc.(b)	75,680	2,293,861
Praxis Precision Medicines, Inc.(b)	17,814	5,250,498
Precision BioSciences, Inc.(b)	1,043,752	4,342,008
Quoin Pharmaceuticals Ltd., ADR(b)	34,600	499,278
Regeneron Pharmaceuticals, Inc.	27,329	21,094,435
Revolution Medicines, Inc.(b)	36,678	2,921,403
Sarepta Therapeutics, Inc.(b)	416,313	8,959,056
Shattuck Labs, Inc.(b)	531,177	1,938,796
Sionna Therapeutics, Inc.(b)	254,414	10,466,592
Soleno Therapeutics, Inc.(b)	97,455	4,512,167
Summit Therapeutics, Inc.(b)	324,733	5,679,580
Syndax Pharmaceuticals, Inc.(b)	372,792	7,832,360
Taysha Gene Therapies, Inc.(b)	1,021,063	5,615,846
Tectonic Therapeutic, Inc.(b)	370,884	7,736,640
Travere Therapeutics, Inc.(b)	205,865	7,866,102
TScan Therapeutics, Inc.(b)	941,693	941,693
Twist Bioscience Corp.(b)	102,222	3,242,482
Ultragenyx Pharmaceutical, Inc.(b)	497,078	11,432,794
uniQure NV(b)	694,718	16,624,602
Vaxcyte, Inc.(b)	315,222	14,544,343

See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (concluded)
As of December 31, 2025
abrdn Life Sciences Investors

	Shares or Principal Amount	Value
Common Stocks (continued)
Biotechnology (continued)
Vericel Corp.(b)	84,798	$ 3,053,576
Vertex Pharmaceuticals, Inc.(b)	30,055	13,625,735
Vir Biotechnology, Inc.(b)	511,363	3,083,519
Xenon Pharmaceuticals, Inc.(b)	266,030	11,923,465
		404,675,303
Health Care Equipment & Supplies—0.0%
Willow Laboratories, Inc.(a),(b),(c)	130,000	13
Health Care Providers & Services—0.6%
Guardant Health, Inc.(b)	35,219	3,597,269
Life Sciences Tools & Services(b)—5.0%
Adaptive Biotechnologies Corp.	383,689	6,231,109
Codexis, Inc.	2,734,032	4,456,472
Personalis, Inc.	1,354,053	10,778,262
Quanterix Corp.	104,039	661,688
Tempus AI, Inc.	94,511	5,580,875
		27,708,406
Pharmaceuticals(b)—12.6%
Aquestive Therapeutics, Inc.	255,905	1,653,146
Axsome Therapeutics, Inc.	39,565	7,226,152
Crinetics Pharmaceuticals, Inc.	265,141	12,342,313
Edgewise Therapeutics, Inc.	352,615	8,750,141
EyePoint, Inc.	537,447	9,819,157
Fulcrum Therapeutics, Inc.	1,254,027	14,183,045
Fusion Pharmaceuticals, Inc. CVR(a),(c),(e)	3,256	4,493
Jazz Pharmaceuticals PLC	12,845	2,183,650
LENZ Therapeutics, Inc.	155,610	2,489,760
Oculis Holding AG(e)	253,740	5,067,188
Spectrum Pharmaceuticals, Inc. CVR(a),(c)	34,880	0
Structure Therapeutics, Inc., ADR	90,061	6,263,743
		69,982,788
Total Common Stocks		505,963,779
Warrants(b)—0.4%
Biotechnology—0.4%
Immunic, Inc., Series A(expiration date 12/31/2025)(a)	2,311,826	0
Immunic, Inc.	2,311,826	1,233,822
Immunic, Inc., Series B(expiration date 6/30/2030)(a)	2,311,826	456,123
Precision BioSciences, Inc.	336,267	780,677
		2,470,622
Health Care Providers & Services—0.0%
Recode Therapeutics, Inc.(expiration date 9/23/2035, exercise price $0.01)(a),(c)	75,939	0
	Shares or Principal Amount	Value

Pharmaceuticals(a),(c)—0.0%
HiberCell, Inc.(expiration date 09/15/28, exercise price $0.46)	719,652	$ 1
HiberCell, Inc.(expiration date 09/13/34, exercise price $0.08)	2,582,362	3
		4
Total Warrants		2,470,626
Short-Term Investment—1.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.74%(f)	9,873,720	9,873,720
Total Short-Term Investment		9,873,720
Total Investments Before Milestone Interests—99.3% (Cost $410,621,691)		551,502,096
	Interests	Value
Milestone Interests(a),(b),(c)—2.5%
Biotechnology—0.3%
Amphivena Milestone Interest	1	$ 0
Invetx, Inc. Milestone Interest	1	1,490,714
		1,490,714
Pharmaceuticals—2.2%
Afferent Milestone Interest	1	0
Amolyt Milestone Interest	1	1,080,639
Ethismos Research Milestone Interest	1	0
Neurovance Milestone Interest	1	11,332,139
		12,412,778
Total Milestone Interests		13,903,492
Total Investments (Cost $414,142,118)—101.8%		565,405,588
Liabilities in Excess of Other Assets—(1.8%)		(10,056,423)
Net Assets—100.0%		$555,349,165

(a)	Level 3 security. See Note 1(a) of the accompanying Notes to Portfolio of Investments.
(b)	Non-income producing security.
(c)	Restricted security.
(d)	A portion of security is pledged as collateral for call options written.
(e)	Foreign security.
(f)	Registered investment company advised by State Street Investment Management. The rate shown is the 7 day yield as of December 31, 2025.

ADR	American Depositary Receipt
CVR	Contingent Value Right
PLC	Public Limited Company

	Number of Contracts (100 shares each)	Notional Amount ($)	Value ($)
Option Contracts Written—0.0%
Call Options Written—0.0%
GRAIL, Inc. Jan26 100 Call	30	(300,000)	(5,250)
Total Call Options Written (Premiums received $(14,010))			(5,250)

See accompanying Notes to Portfolio of Investments.

Notes to Portfolio of Investments
December 31, 2025 (unaudited)

1.    Summary of Significant Accounting Policies
a.    Security Valuation:
The Fund values its securities at fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date, also referred to as market value. Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the "Board") designated Aberdeen as the valuation designee ("Valuation Designee") for the Fund to perform the fair value determinations relating to Fund investments for which market quotations are not readily available or deemed unreliable and the Fund's investments in securities of early and/or later stage financing of a privately held companies ("Venture Capital Securities").
Long-term debt and other fixed-income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider. If there are no current day bids, the security is valued at the previously applied bid. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size and the strategies employed by the Valuation Designee generally trade in round lot sizes. In certain circumstances, some trades may occur in smaller “odd lot” sizes which may be effected at lower, or higher, prices than institutional round lot trades. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost, if it represents the best approximation of fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.
Equity securities that are traded on an exchange are valued at the last quoted sale price or the official close price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price.
Convertible preferred shares, warrants or convertible note interests in Venture Capital Securities, milestone interests, and other restricted securities are typically valued in good faith, based upon the recommendations made by the Valuation Designee pursuant to fair valuation policies and procedures approved by the Board.
Derivative instruments are valued at fair value. Exchange-traded futures are generally Level 1 investments and centrally cleared swaps and forwards are generally Level 2 investments. Forward foreign currency contracts are generally valued based on the bid price of the forward rates and the current spot rate. Forward exchange rate quotations are available for scheduled settlement dates, such as 1-, 3-, 6-, 9- and 12-month periods. An interpolated valuation is derived based on the actual settlement dates of the forward contracts held. Futures contracts are valued at the settlement price or at the last bid price if no settlement price is available. Swap agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows). When market quotations or exchange rates are not readily available, or if the Adviser concludes that such market quotations do not accurately reflect fair value, the fair value of the Fund’s assets are determined in good faith in accordance with the Valuation Procedures.
Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is generally determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.
Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share NAV. Generally, these investment types are categorized as Level 1 investments.
In the event that a security’s, other than a Venture Capital Security, market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Valuation Designee, taking into account the relevant factors and surrounding circumstances using valuation policies and
3

Notes to Portfolio of Investments  (concluded)
December 31, 2025 (unaudited)

procedures approved by the Board. A security that has been fair valued by the Valuation Designee may be classified as Level 2 or Level 3 depending on the nature of the inputs.
Venture Capital Securities are valued based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs considered may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company's financial statements, products, intended markets or technologies; (iii) the price of the same or similar security negotiated at arm's length in an issuer's completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual terms. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. Significant unobservable inputs are often used in the fair value determination. A significant change in any of these inputs may result in a significant change in the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.
In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.
Open-end mutual funds are valued at the respective NAV as reported by such company. The prospectuses for the registered open-end management investment companies in which the Fund invests explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. Closed-end funds and exchange-traded funds ("ETFs") are valued at the market price of the security at the Valuation Time (defined below). A security using any of these pricing methodologies is generally determined to be a Level 1 investment.
The three-level hierarchy of inputs is summarized below:
Level 1 - quoted prices (unadjusted) in active markets for identical investments;
Level 2 - other significant observable inputs (including valuation factors, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk, etc.); or
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Level 3 investments are valued using significant unobservable inputs. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
4